Intangible asset (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Intangible asset
Balance	$ 1,500,540	$ 1,691,575
Amortisation	(48,152)	(191,035)
Balance	$ 1,452,388	$ 1,500,540